Insurance Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Insurance Contracts [Abstract]
Schedule of sensitivity to changes in non-financial assumptions
The impact on net income is attributable to any portion of the sensitivities for insurance contracts measured under the GMA and VFA that cannot be absorbed by CSM, the full impact for insurance contracts measured under the PAA, and the difference in impact between locked-in and current discount rates for insurance contracts measured under the GMA. If current discount rates are higher than locked-in rates, this generally results in a favourable impact to net income from contracts measured under the GMA.

As at December 31,	2025				2024
	Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)		Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)
Sensitivities(1)	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held
Policyholder behaviour (10% increase / decrease, where adverse)	$(600)	$(800)	$—	$(25)	$(625)	$(800)	$25	$(25)
Life mortality rates (2% increase)	$(325)	$—	$(75)	$(75)	$(350)	$25	$(50)	$(75)
Annuity mortality rates (2% decrease)	$(200)	$(175)	$25	$25	$(200)	$(175)	$—	$—
Morbidity rates (5% incidence increase and 5% termination decrease)	$(300)	$(150)	$(250)	$(200)	$(250)	$(125)	$(250)	$(225)
Expenses (5% increase)	$(150)	$(150)	$(25)	$(25)	$(150)	$(150)	$(25)	$(25)

(1)    Net income and CSM sensitivities have been rounded in increments of $25. The sensitivities exclude the impacts on the income from our joint ventures and associates in China and India, which we account for on an equity basis.
Impacts of method and assumption changes on insurance contracts, are as follows:

For the year ended December 31, 2025	Income impact	Deferred in CSM	Description
Mortality / Morbidity	$17	$266	Updates to reflect mortality and morbidity experience in all jurisdictions. The largest item was a favourable mortality update mainly to Group Retirement Services and Individual Wealth in Canada.
Policyholder behaviour	(23)	(145)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest item was an adverse lapse and policyholder behaviour impact in Individual Insurance in Canada.
Expense	(32)	(95)	Updates to expenses in all jurisdictions.
Financial	38	7	Updates to various financial-related assumptions.
Modelling enhancements and other	(54)	16
Various enhancements and methodology changes. The largest items were the unfavourable impact of a new reinsurance treaty in Individual Insurance in Canada, partially offset by favourable refinements in Hong Kong and High-Net-Worth in Asia.

Total (pre-tax)	$(54)	$49

For the year ended December 31, 2024	Income impact	Deferred in CSM	Description
Mortality / Morbidity	$(79)	$206	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in Group Retirement Services and Individual Wealth in Canada, and the Philippines in Asia. These were partially offset by an unfavourable mortality impact in Individual Insurance in Canada.
Policyholder behaviour	(74)	(152)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest items were an adverse lapse impact in In-force Management in the U.S. and in Vietnam in Asia.
Expense	(36)	(26)	Updates to expenses in all jurisdictions.
Financial	10	62	Updates to various financial related assumptions.
Modelling enhancements and other	265	(60)	Various enhancements and methodology changes. The largest items were the favourable impact of refinements in Hong Kong in Asia, offset by the impact of a new reinsurance treaty in In-force Management in the U.S. that was favourable to net income but unfavourable to CSM.
Total (pre-tax)	$86	$30